Commitments, Contingencies and Legal Proceedings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments, Contingencies and Legal Proceedings
Schedule of minimum future lease payments
Years Ended March 31,
2025	$247,970
2026	362,224
2027	373,108
2028	222,591
Total remaining payments	1,205,893
Less Imputed Interest	(154,526)
Total lease liability	$1,051,367

Years Ended December 31,
2024	$245,051
2025	359,563
2026	370,357
2027	316,785
Total remaining payments	1,291,756
Less Imputed Interest	(173,178)
Total lease liability	$1,118,578